Convertible Notes Offering and Capped Call - Disclosure of information about derivative liabilities (Details) $ in Thousands	12 Months Ended
Apr. 30, 2026 USD ($)
Borrowing costs [Abstract]
Beginning balance	$ 0
Initial Recognition	53,657
Change in fair value	(4,175)
Ending balance	$ 49,482